Financial Income, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income, Net
Finance income	€ 857	€ 811	€ 3,123
Thereof interest income from financial assets at amortized cost	376	100	29
Thereof gains from financial assets at fair value through profit or loss	380	608	3,067
Finance costs	(1,313)	(2,200)	(945)
Thereof losses from financial assets at fair value through profit or loss	(525)	(1,802)	(654)
Thereof interest expense from financial liabilities at amortized cost	(400)	(203)	(156)
Thereof interest expense from financial liabilities at fair value through profit or loss	(239)	(69)	(50)
Financial income, net	€ 456	€ 1,389	€ (2,178)